Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

Note 12 – STOCKHOLDERS’ EQUITY

Common shares

In November 2018, the Company issued 156,130 and 936,782 common shares to acquire 100% equity interest in TDH Japan and TDH Group BVBA, respectively.

On January 31, 2019, a total of 2,000,000 common shares were issued at $0.5 per share to Zuhua Zou with cash proceeds of $1,000,000 received during the year ended December 31, 2019.

The Company entered into stock subscription agreements in August 2019, pursuant to which the Company agreed to sell 33,333,333 shares to a group of investors for an aggregate purchase price of $10,000,000, or $0.3 per share. A total of 8,300,000 common shares were issued to three investors with cash proceeds of $2,490,000 received during the year ended December 31, 2019, and 25,033,333 common shares were issued to Dandan Liu, the CEO, with $3,270,000 collected in cash and the remaining subscription receivable of $4,240,000 settled with the outstanding loan payable to the CEO.

See Note 19 for issuance of common shares in the subsequent period.

Statutory reserve

As of December 31, 2020 and 2019, the Company had statutory reserve in the amount of $160,014. In accordance with the relevant laws and regulations of the PRC, the Company’s PRC subsidiaries are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital. The statutory reserve is not distributable in the form of cash dividends and can be used to make up cumulative prior year losses.

Restricted net assets

As a result of the PRC laws and regulations, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted included additional paid-in capital and statutory reserves of the Company’s PRC subsidiaries.

As of December 31, 2020 and 2019, total restricted net assets were $11,654,519 and $10,628,933, respectively.